Intangible assets (Tables)	3 Months Ended
Mar. 31, 2025
Intangible assets [abstract]
Schedule of intangible assets

Intangible assets as at March 31, 2025, are as follows:

Cost	Lucid
$
As at December 31, 2024, and March 31, 2025	6,314,571

Accumulated amortization	$
As at December 31, 2024	1,380,700
Amortization	103,724
As at March 31, 2025	1,484,424

Net book value
As at March 31, 2025	4,830,147
As at December 31, 2024	4,933,871